Ross D. Hansen
Associate General Counsel
Office of General Counsel & Corporate
Compliance                                     [LOGO OF CUNA MUTUAL GROUP]
Phone:  608.665.7416                                CUNA MUTUAL GROUP
Fax:    608.236.7548                     INSURANCE o SERVICES o ASSET MANAGEMENT
E-mail: ross.hansen@cunamutual.com

                                                     CMFG Life Insurance Company

                                  May 2, 2014

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

            Re: CMFG LIFE INSURANCE COMPANY
                CMFG VARIABLE ANNUITY ACCOUNT
                FILE NOS. 333-148421/811-08260
                RULE 497 FILING

Dear Commissioners:

    I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2014 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 665-7416.

                                                    Sincerely,

                                                    /s/ Ross D. Hansen

                                                    Ross D. Hansen
                                                    Associate General Counsel